Stock-based Compensation (Performance Share Unit Plan) (Details) - Performance Share Unit Plan - Employee - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share Unit Plans: Units
Share Unit Plans: Outstanding, Beginning Balance	1,127,114
Share Unit Plans: Granted including DRIP	545,008
Share Unit Plans: Exercised	(140,754)
Share Unit Plans: Forfeited	150,268
Share Unit Plans: Outstanding and exercisable, Ending Balance	1,381,100
Share Unit Plans: Weighted Average Grant Date Fair Value
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding, Beginning Balance	$ 46.02
Share Unit Plans: Weighted Average Grant Date Fair Value: Granted including DRIP	43.15
Share Unit Plans: Weighted Average Grant Date Fair Value: Exercised	43
Share Unit Plans: Weighted Average Grant Date Fair Value: Forfeited	44.41
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding and exercisable, Ending Balance	$ 45.37
Share Unit Plans: Aggregate intrinsic value
Share Unit Plans: Aggregate intrinsic value	$ 88.1	$ 56.9